Document and Entity Information	Jul. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2023
Entity File Number	001-38442
Entity Registrant Name	IBEX Ltd
Entity Central Index Key	0001720420
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1717 Pennsylvania Avenue NW
Entity Address, Address Line Two	Suite 825
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006
City Area Code	202
Local Phone Number	289-9898
Title of 12(b) Security	Common shares
Trading Symbol	IBEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false